Credit facilities (Details Narrative) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Statement Line Items [Line Items]
Cash and cash equivalent	$ 10,417	$ 20,439	[1]
Loans receivable	$ 88,655	$ 86,347	[1]
Credit Facility - Liquid [Member]
Statement Line Items [Line Items]
Credit facility, maturity date	Sep. 01, 2020
Description for interest rate	The term loan bears interest at a variable rate of LIBOR plus 8.00% (with a LIBOR floor of 1.50%)
LIBOR	1.74%	2.50%		1.56%
Credit Facility - Liquid [Member] | September 1, 2015 [Member]
Statement Line Items [Line Items]
Line of credit facility maximum borrowing capacity	$ 50,000
Conditional credit facility may be borrowed under agreement	$ 200,000
Credit Facility - Other [Member]
Statement Line Items [Line Items]
Description for interest rate	The amendments lowered the effective interest rate from a maximum of LIBOR plus 12.5% (with a LIBOR floor of 2%) to LIBOR plus 9% (with a LIBOR floor of 1.5%) effective July 2, 2020, payable on the greater of the actual aggregate unpaid principal balance, or the prescribed minimum balance under the term loan agreement.
Amendment description	The amendment increased the available loan capital from $50 million to $60 million and extended the maturity date of the facility by two years from July 2, 2020 to July 2, 2022.
Fair value of new facility	$ 180
Description for fee payable under facility	Consistent with the previous facility, there is a 0.33% fee on the available but undrawn portion of the $60 million facility.
Cash and cash equivalent	$ 5,050	$ 6,484
Loans receivable	$ 88,655	$ 86,347

[1]	The consolidated statement of Financial position as at December 31, 2019 reflects the adoption of IFRS 16 on January 1, 2019. The comparative information has not been restated.